Derivative Instruments and Hedging Activities - Additional Information (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2011	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cash flow hedge loss included in accumulated other comprehensive income (loss) to be reclassified to earnings within 12 months	$ (3,800,000)
Fair market value of interest rate swaps, current liability	15,403,000		705,000
Fair market value of interest rate swaps, noncurrent liability	9,568,000	10,600,000	14,938,000
Loss from hedge ineffectiveness		200,000
Net loss included in accumulated other comprehensive income (loss) to be reclassified into interest expense within the next 12 months			$ 4,100,000